UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD
                                      OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-07021


FEDERATED INVESTMENT SERIES FUNDS, INC.
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Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh,  PA  15222-3779
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(Name and address of agent for service)


Registrant's telephone number, including area code:  412-288-1900

Date of Fiscal year-end:  11/30

Date of reporting period: 7/1/2005 - 6/30/2006

Item 1.  Proxy Voting Record



============================= FEDERATED BOND FUND ==============================


FEDERATED CORE TRUST

Ticker:                      Security ID:  31409N101
Meeting Date: JUN 30, 2006   Meeting Type: Special
Record Date:  MAY 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director N.P. Constantakis          For       For        Management
1.2   Elect Director John F. Cunningham         For       For        Management
1.3   Elect Director Charles F. Mansfield Jr    For       For        Management
1.4   Elect Director John S. Walsh              For       For        Management
1.5   Elect Director J. Christopher Donahue     For       For        Management
1.6   Elect Director James F. Will              For       For        Management

========== END NPX REPORT

                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    FEDERATED INVESTMENT SERIES FUNDS, INC.



By (Signature and Title)*       /s/J. Christopher Donahue
                                J. Christopher Donahue
                                President - Principal Executive Officer


Date:  August 21, 2006



* Print the name and title of each signing officer under his or her signature.